                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    BlueMountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-14203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  Paul Friedman
Title: Chief Compliance Officer
Phone: 212-905-3990

Signature, Place, and Date of Signing:

/s/ Paul Friedman                       New York, NY    8/11/2011
-------------------------------------   -------------   ---------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name
--------------------             ----
28-___________________________   ________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         98
Form 13F Information Table Value Total: 361,415.31
                                        (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
___   28-_________________   ________________

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

                                                                               COLUMN5
                                      COLUMN2                                  SHRS                     COLUMN6    COLUMN7 COLUMN8
COLUMN1                               TITLE OF      COLUMN3       COLUMN4      OR PRN  COLUMN5 COLUMN5  INVESTMENT OTHER   VOTING
NAME OF ISSUER                        CLASS         CUSIP         VALUE(X$1000)AMT     SH/PRN  PUT/CALL DISCRETION MANAGER AUTHORITY
ABERCROMBIE & FITCH CO CL A           CL A             002896207      9,713.84    145,156 SH               SOLE              145,156
ACCURIDE CORP NEW COM NEW             COM              00439T206      4,029.61 319,051.00 SH               SOLE              319,051
APOLLO GROUP INC CL A                 CL A             037604105      7,912.33 181,143.00 SH               SOLE              181,143
ASHLAND INC NEW COM                   COM              044209104      5,523.20     85,472 SH               SOLE               85,472
AVIAT NETWORKS INC COM                COM              05366Y102      9,894.39  2,511,267 SH               SOLE            2,511,267
CARNIVAL CORP PAIRED CTF              COM              143658300        489.19     13,000 SH               SOLE               13,000
CIBER INC COM                         COM              17163B102        116.51  20,993.00 SH               SOLE               20,993
COINSTAR INC COM                      COM              19259P300      4,361.02     79,960 SH               SOLE               79,960
DIREXION SHS ETF TR DLY FIN BEAR NEW  ETF              25459W144          2.68         60 SH               SOLE                   60
DIREXION SHS ETF TR DLY FIN BULL NEW  ETF              25459W516         52.67      2,054 SH               SOLE                2,054
DOMTAR CORP COM NEW                   COM              257559203      6,521.76     68,853 SH               SOLE               68,853
EHEALTH INC COM                       COM              28238P109        247.77  18,546.00 SH               SOLE               18,546
ELECTRONIC ARTS INC COM               COM              285512109      8,073.49    342,097 SH               SOLE              342,097
ENTERGY CORP NEW COM                  COM              29364G103        955.92  14,000.00 SH               SOLE               14,000
ENTROPIC COMMUNICATIONS INC COM       COM              29384R105        670.31     75,401 SH               SOLE               75,401
ETHAN ALLEN INTERIORS INC COM         COM              297602104      2,106.35  98,936.00 SH               SOLE               98,936
FAIRPOINT COMMUNICATIONS INC COM NEW  COM              305560302      4,155.97    451,245 SH               SOLE              451,245
FLAGSTAR BANCORP INC COM NEW          COM              337930507      5,195.55  4,366,010 SH               SOLE            4,366,010
FREEPORT-MCMORAN COPPER & GO COM      COM              35671D857        529.00     10,000 SH               SOLE               10,000
FUEL SYS SOLUTIONS INC COM            COM              35952W103      3,749.21    150,269 SH               SOLE              150,269
GANNETT INC COM                       COM              364730101         71.60      5,000 SH               SOLE                5,000
GENERAL MTRS CO COM                   COM              37045V100      5,756.59    189,611 SH               SOLE              189,611
GRACE W R & CO DEL NEW COM            COM              38388F108     13,173.88 288,711.00 SH               SOLE              288,711
HESS CORP COM                         COM              42809H107     14,929.65    199,701 SH               SOLE              199,701
HNI CORP COM                          COM              404251100        430.23     17,127 SH               SOLE               17,127
IRON MTN INC COM                      COM              462846106     12,093.02 354,738.00 SH               SOLE              354,738
JPMORGAN CHASE & CO COM               COM              46625H100      4,777.78 116,702.00 SH               SOLE              116,702
LYONDELLBASELL INDUSTRIES N SHS - A - CL A             N53745100      5,866.52    152,298 SH               SOLE              152,298
MARKET VECTORS ETF TR GOLD MINER ETF  ETF              57060U100     12,992.42    238,000 SH               SOLE              238,000
MCCLATCHY CO CL A                     CL A             579489105     15,163.07  5,396,110 SH               SOLE            5,396,110
NAVISTAR INTL CORP NEW COM            COM              63934E108     22,970.81    406,851 SH               SOLE              406,851
OWENS ILL INC COM NEW                 COM              690768403        206.48      8,000 SH               SOLE                8,000
POWER ONE INC NEW COM                 COM              73930R102        353.95     43,697 SH               SOLE               43,697
QUALCOMM INC COM                      COM              747525103     11,371.63    200,240 SH               SOLE              200,240
RADIO ONE INC CL D NON VTG            CL D             75040P405      6,074.74  3,432,059 SH               SOLE                    -
REGAL ENTMT GROUP CL A                CL A             758766109     15,097.17  1,222,443 SH               SOLE            1,222,443
RITE AID CORP COM                     COM              767754104     12,193.46  9,168,011 SH               SOLE            9,168,011
ROCK-TENN CO CL A                     CL A             772739207     13,758.65    207,396 SH               SOLE              207,396
SCRIPPS E W CO OHIO CL A NEW          CL A             811054402     16,747.38  1,731,890 SH               SOLE            1,731,890
SELECT COMFORT CORP COM               COM              81616X103        791.12     44,000 SH               SOLE               44,000
SELECT SECTOR SPDR TR SBI INT-UTILS   ETF              81369Y886          3.35        100 SH               SOLE                  100
SUPERMEDIA INC COM                    COM              868447103      2,150.47    573,458 SH               SOLE              573,458
SYMANTEC CORP COM                     COM              871503108      4,235.38    214,776 SH               SOLE              214,776
TALBOTS INC COM                       COM              874161102      4,884.65  1,462,470 SH               SOLE            1,462,470
TPC GROUP INC COM                     COM              89236Y104      7,462.19    190,265 SH               SOLE              190,265
TYSON FOODS INC CL A                  CL A             902494103      5,620.69    289,428 SH               SOLE              289,428
UBS AG JERSEY BRH LNG SHT VIX         ETN              902641596      6,228.46    246,379 SH               SOLE              246,379
UNIVERSAL DISPLAY CORP COM            COM              91347P105      1,256.57     35,810 SH               SOLE               35,810
VALEANT PHARMACEUTICALS INTL COM      COM              91911K102     17,758.21    341,767 SH               SOLE              344,828
VISTEON CORP COM NEW                  COM              92839U206     17,102.50    250,000 SH               SOLE              250,000
WARNER MUSIC GROUP CORP COM           COM              934550104        431.90     52,542 SH               SOLE               52,542
WESTERN UN CO COM                     COM              959802109      8,680.26    433,363 SH               SOLE              433,363
WILLIAMS COS INC DEL COM              COM              969457100      7,031.37    232,442 SH               SOLE              232,442
AMR CORP P @ 2.5 JAN 12               OPTION           001765956         42.28      4,698 SH      PUT      SOLE                    -
AMR CORP P @ 3.0 JAN 13               OPTION           001765956        215.56      5,072 SH      PUT      SOLE                    -
ATLAS PIPELINE PARTNERS LP C
@ 30.0 JAN 12                         OPTION           049392903        705.00      1,500 SH      CALL     SOLE                    -
ATLAS PIPELINE PARTNERS LP C
@ 32.0 AUG 11                         OPTION           049392903        307.50      1,500 SH      CALL     SOLE                    -
BANK OF AMERICA CORP P
@ 10.0 AUG 11                         OPTION           060505954        522.32  23,214.00 SH      PUT      SOLE                    -
BANK OF AMERICA CORP P
@ 10.0 OCT 11                         OPTION           060505954        275.00      6,250 SH      PUT      SOLE                    -
BANK OF AMERICA CORP P
@ 9.0 OCT 11                          OPTION           060505954        261.16  11,607.00 SH      PUT      SOLE                    -
CARNIVAL CORP C  @ 40.0 JAN 12        OPTION           143658900        220.80     920.00 SH      CALL     SOLE                    -
CARNIVAL CORP P  @ 40.0 JAN 12        OPTION           143658950        473.80        920 SH      PUT      SOLE                    -
CEPHALON INC C   @ 85.0 AUG 11        OPTION           156708909        16.665      3,333 SH      CALL     SOLE                    -
CEPHALON INC P  @ 72.5 AUG 11         OPTION           156708959         29.05   1,162.00 SH      PUT      SOLE                    -
CITIGROUP INC P @ 35.0 OCT 11         OPTION           172967954        201.63      2,444 SH      CALL     SOLE                    -
CITIGROUP INC P @ 39.0 AUG 11         OPTION           172967954        323.19      3,591 SH      CALL     SOLE                    -
CITIGROUP INC P @ 39.0 OCT 11         OPTION           172967954        209.50      1,204 SH      CALL     SOLE                    -
DIREXION DAILY FIN BULL 3X C
@ 23.0 JUL 11                         OPTION           25459W906          0.29          1 SH      CALL     SOLE                    -
DIREXION DAILY FIN BULL 3X C
@ 24.0 JUL 11                         OPTION           25459W906         42.53        203 SH      CALL     SOLE                    -
DIREXION DAILY FIN BULL 3X C
@ 27.0 JUL 11                         OPTION           25459W906          2.65         67 SH      CALL     SOLE                    -
DIREXION DAILY FIN BULL 3X P
@ 24.0 JUL 11                         OPTION           25459W956         72.53      1,511 SH      PUT      SOLE                    -
ENTERGY CORP C @ 70.0 JAN 12          OPTION           29364G903        178.13        750 SH      CALL     SOLE                    -
ENTERGY CORP P @ 70.0 JAN 12          OPTION           29364G953        412.50        750 SH      PUT      SOLE                    -
FORD MOTOR CO P @ 5.0 JAN 13          OPTION           345370950        118.30      9,100 SH      PUT      SOLE                    -
FORD MOTOR CO-CW13                    W EXP 01/01/2013 345370134      4,595.48    877,000 SH               SOLE              877,000
GANNETT CO C @ 15.0 JAN 12            OPTION           364730901        132.50      1,000 SH      CALL     SOLE                    -
GANNETT CO P @ 15.0 JAN 12            OPTION           364730951        202.50      1,000 SH      PUT      SOLE                    -
JPMORGAN CHASE & CO P
@ 36.0 OCT 11                         OPTION           46625H950        257.78      2,802 SH      PUT      SOLE                    -
JPMORGAN CHASE & CO P
@ 40.0 AUG 11                         OPTION           46625H950        524.25      4,194 SH      PUT      SOLE                    -
JPMORGAN CHASE & CO P
@ 40.0 OCT 11                         OPTION           46625H950        278.85      1,300 SH      PUT      SOLE                    -
LYONDELLBASELL INDU - CL A C
@ 45.0 JAN 12                         OPTION           N53745900           940       4000 SH      CALL     SOLE                    -
MGM MIRAGE P @ 5.0 JAN 13             OPTION           552953951        145.05       2901 SH      PUT      SOLE                    -
NAVISTAR INTERNATIONAL C
@ 75.0 JAN 12                         OPTION           63934E908        870.93       9677 SH      CALL     SOLE                    -
OWENS-ILLINOIS INC C
@ 30.0 JAN 12                         OPTION           56400P901         20.02        182 SH      CALL     SOLE                    -
OWENS-ILLINOIS INC P
@ 30.0 JAN 12                         OPTION           56400P951         95.55        182 SH      PUT      SOLE                    -
ROCK-TENN COMPANY -CL A C
@ 70.0 JAN 12                         OPTION           772739907           810       1500 SH      CALL     SOLE                    -
TEKELEC P @ 6.0 AUG 11                OPTION           879101953        81.195       5413 SH      PUT      SOLE                    -
TEMPLE-INLAND INC C
@ 25.0 JAN 12                         OPTION           879868907          3855       6425 SH      CALL     SOLE                    -
TEMPLE-INLAND INC C
@ 30.0 AUG 11                         OPTION           879868907          47.5        380 SH      CALL     SOLE                    -
TEMPLE-INLAND INC C
@ 30.0 JUL 11                         OPTION           879868907          32.3        760 SH      CALL     SOLE                    -
UNITED STATES STEEL CORP P
@ 22.5 JAN 13                         OPTION           912909958           120       1000 SH      PUT      SOLE                    -
UNITED STATES STEEL CORP P
@ 35.0 JUL 11                         OPTION           912909958        18.616       7446 SH      PUT      SOLE                    -
UNITED STATES STEEL CORP P
@ 35.0 OCT 11                         OPTION           912909958           231       3500 SH      PUT      SOLE                    -
UNITED STATES STEEL CORP P
@ 40.0 JAN 12                         OPTION           912909958       1110.77       4010 SH      PUT      SOLE                    -
UNITED STATES STEEL CORP P
@ 40.0 JUL 11                         OPTION           912909958        46.996       4947 SH      PUT      SOLE                    -
UNITED STATES STEEL CORP P
@ 43.0 JUL 11                         OPTION           912909958       145.068       4396 SH      PUT      SOLE                    -
UNITED STATES STEEL CORP P
@ 45.0 JUL 11                         OPTION           912909958       234.171       2891 SH      PUT      SOLE                    -
USG CORP C @ 20.0 AUG 11              OPTION           903293905          22.5       4500 SH      CALL     SOLE                    -

ITEM COUNT:  98                                                     361,415.31